Segment Information (Revenue) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Segment revenue	¥ 100,269,667	¥ 107,688,907	¥ 91,962,415
Total gross (loss)/profit	1,587,745	5,774,506	6,820,039
At a point in time [member]
Disclosure of operating segments [line items]
Segment revenue	100,259,517	107,666,536
Over time [member]
Disclosure of operating segments [line items]
Segment revenue	10,150	22,371
Synthetic fibers [member]
Disclosure of operating segments [line items]
Segment revenue	2,200,229	2,225,594	2,061,765
Total gross (loss)/profit	(501,062)	(537,590)	(440,925)
Synthetic fibers [member] | At a point in time [member]
Disclosure of operating segments [line items]
Segment revenue	2,200,229	2,225,594
Synthetic fibers [member] | Over time [member]
Disclosure of operating segments [line items]
Segment revenue	0	0
Resins and plastics [member]
Disclosure of operating segments [line items]
Segment revenue	10,163,711	10,730,277	10,473,020
Total gross (loss)/profit	542,015	1,081,206	1,539,196
Resins and plastics [member] | At a point in time [member]
Disclosure of operating segments [line items]
Segment revenue	10,163,711	10,730,277
Resins and plastics [member] | Over time [member]
Disclosure of operating segments [line items]
Segment revenue	0	0
Intermediate petrochemicals [member]
Disclosure of operating segments [line items]
Segment revenue	10,511,143	12,403,080	10,353,618
Total gross (loss)/profit	649,435	2,135,060	2,378,581
Intermediate petrochemicals [member] | At a point in time [member]
Disclosure of operating segments [line items]
Segment revenue	10,511,143	12,403,080
Intermediate petrochemicals [member] | Over time [member]
Disclosure of operating segments [line items]
Segment revenue	0	0
Petroleum products [member]
Disclosure of operating segments [line items]
Segment revenue	54,886,705	54,972,598	44,521,443
Total gross (loss)/profit	750,850	2,936,678	3,147,627
Petroleum products [member] | At a point in time [member]
Disclosure of operating segments [line items]
Segment revenue	54,886,705	54,972,598
Petroleum products [member] | Over time [member]
Disclosure of operating segments [line items]
Segment revenue	0	0
Trading of petrochemical products [member]
Disclosure of operating segments [line items]
Segment revenue	21,706,014	26,560,354	23,713,035
Total gross (loss)/profit	121,193	149,236	162,801
Trading of petrochemical products [member] | At a point in time [member]
Disclosure of operating segments [line items]
Segment revenue	21,695,864	26,537,983
Trading of petrochemical products [member] | Over time [member]
Disclosure of operating segments [line items]
Segment revenue	10,150	22,371
Other Segments [member]
Disclosure of operating segments [line items]
Segment revenue	801,865	797,004	839,534
Total gross (loss)/profit	25,314	9,916	32,759
Other Segments [member] | At a point in time [member]
Disclosure of operating segments [line items]
Segment revenue	801,865	797,004
Other Segments [member] | Over time [member]
Disclosure of operating segments [line items]
Segment revenue	0	0
Total segment revenue [member]
Disclosure of operating segments [line items]
Segment revenue	127,342,469	134,570,265	115,539,188
Total segment revenue [member] | Synthetic fibers [member]
Disclosure of operating segments [line items]
Segment revenue	2,200,229	2,225,594	2,061,765
Total segment revenue [member] | Resins and plastics [member]
Disclosure of operating segments [line items]
Segment revenue	10,304,812	10,868,758	10,596,844
Total segment revenue [member] | Intermediate petrochemicals [member]
Disclosure of operating segments [line items]
Segment revenue	24,698,643	26,327,039	23,302,939
Total segment revenue [member] | Petroleum products [member]
Disclosure of operating segments [line items]
Segment revenue	66,754,731	66,009,608	53,259,378
Total segment revenue [member] | Trading of petrochemical products [member]
Disclosure of operating segments [line items]
Segment revenue	21,881,214	27,650,410	24,953,285
Total segment revenue [member] | Other Segments [member]
Disclosure of operating segments [line items]
Segment revenue	1,502,840	1,488,856	1,364,977
Inter-segment revenue [member]
Disclosure of operating segments [line items]
Segment revenue	(27,072,802)	(26,881,358)	(23,576,773)
Inter-segment revenue [member] | Synthetic fibers [member]
Disclosure of operating segments [line items]
Segment revenue	0	0	0
Inter-segment revenue [member] | Resins and plastics [member]
Disclosure of operating segments [line items]
Segment revenue	(141,101)	(138,481)	(123,824)
Inter-segment revenue [member] | Intermediate petrochemicals [member]
Disclosure of operating segments [line items]
Segment revenue	(14,187,500)	(13,923,959)	(12,949,321)
Inter-segment revenue [member] | Petroleum products [member]
Disclosure of operating segments [line items]
Segment revenue	(11,868,026)	(11,037,010)	(8,737,935)
Inter-segment revenue [member] | Trading of petrochemical products [member]
Disclosure of operating segments [line items]
Segment revenue	(175,200)	(1,090,056)	(1,240,250)
Inter-segment revenue [member] | Other Segments [member]
Disclosure of operating segments [line items]
Segment revenue	¥ (700,975)	¥ (691,852)	¥ (525,443)